Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 369,381	$ 355,760	$ 325,429
Services	509,631	438,071	364,022
Total revenues	879,012	793,831	689,451
Cost of revenues:
Products	122,917	116,256	107,190
Services	228,306	191,049	161,885
Total cost of revenues	351,223	307,305	269,075
Gross profit	527,789	486,526	420,376
Operating expenses:
Research and development, net	121,387	109,127	97,083
Selling and marketing	230,162	199,044	178,407
General and administrative	96,134	95,650	76,345
Amortization of acquired intangibles	32,590	23,677	19,489
Restructuring expenses	1,884
Total operating expenses	482,157	427,498	371,324
Operating income	45,632	59,028	49,052
Financial income and other, net	8,268	10,621	9,185
Income before taxes on income	53,900	69,649	58,237
Taxes on income	13,994	(12,386)	(9,530)
Net income	$ 67,894	$ 57,263	$ 48,707
Net earnings per share:
Basic	$ 1.11	$ 0.91	$ 0.78
Diluted	$ 1.09	$ 0.89	$ 0.76